Fair Value Measurement - Impact of Credit Adjustments (Details 6) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Impact of credit adjustments on earnings [Abstract]
Derivatives CVA	$ (248)	$ (1,070)	$ 287	$ (914)
Derivatives DVA	23	397	(46)	291
Structured notes DVA	$ 142	$ 588	$ 165	$ 696